Notes Payable and Long-Term Debt (Details Narrative)	2 Months Ended
Dec. 31, 2014 USD ($) shares
KSix, LLC and Affiliate [Member]
Future minimum payments	$ 84,941
KSix Media, Inc. and Subsidiaries [Member] | Bridge Note Payable [Member] | April 27, 2015 [Member]
Issuance of common stock for bribge note payable | shares	100,000